Real Estate Investments, Net (Geographic Concentrations) (Details) - property	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Aug. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Dec. 31, 2019
Sales Revenue, Net | Geographic Concentration Risk | Florida (1)
Concentration Risk [Line Items]
Concentration risk, percentage	22.20%	26.20%
Sales Revenue, Net | Geographic Concentration Risk | Michigan (2)
Concentration Risk [Line Items]
Concentration risk, percentage	10.50%	10.60%
Assets held for sale | Florida (1)
Concentration Risk [Line Items]
Number of properties held for sale						3
Seniors Housing Communities | Assets held for sale
Concentration Risk [Line Items]
Number of properties held for sale	11			11	14
Seniors Housing Communities | Assets held for sale | Florida (1)
Concentration Risk [Line Items]
Number of properties held for sale	2					2
Seniors Housing Communities | Assets held for sale | Michigan (2)
Concentration Risk [Line Items]
Number of properties held for sale	11
Subsequent Event | Assets held for sale | Florida (1)
Concentration Risk [Line Items]
Number of properties held for sale			3